Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods

All figures in £ millions	Notes	2021	2020	2019
Current tax
Charge in respect of current year		(96)	(18)	(51)
Adjustments in respect of prior years		(12)	4	21

Total current tax charge		(108)	(14)	(30)

Deferred tax
In respect of temporary differences		98	(28)	59
Other adjustments in respect of prior years		13	(2)	5

Total deferred tax credit/(charge)	13	111	(30)	64

Total tax credit/(charge)		3	(44)	34

Summary of Profit Before Tax Differences Calculated	The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2021	2020	2019
Profit before tax	157	354	232
Tax calculated at UK rate (2021: 19%, 2020: 19%: 2019: 19%)	(30)	(67)	(44)
Effect of overseas tax rates	(23)	(6)	(2)
Effect of UK rate change	25	(5)	—
Joint venture and associate income reported net of tax	—	1	10
Intra-group financing benefit	7	14	11
Movement in provisions for tax uncertainties	—	24	3
Net expense not subject to tax	(9)	(7)	(10)
Gains and losses on sale of businesses not subject to tax	4	21	57
Unrecognised tax losses	6	(21)	(17)
Benefit from changes in local tax law	11	—	—
Benefit from US accounting method changes	11	—	—
Adjustments in respect of prior years	1	2	26

Total tax credit/(charge)	3	(44)	34

UK	27	23	(12)
Overseas	(24)	(67)	46

Total tax credit/(charge)	3	(44)	34

Tax rate reflected in earnings	(1.8)%	12.5%	(14.7)%

Summary of Tax (Charge)/Benefit Recognised in Other Comprehensive Income
The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2021	2020	2019
Net exchange differences on translation of foreign operations	10	(13)	5
Fair value gain on other financial assets	(3)	(6)	(4)
Remeasurement of retirement benefit obligations	(61)	2	22

	(54)	(17)	23